Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Intangible Assets [Abstract]
Intangible Assets

2.            INTANGIBLE ASSETS

         In accordance with NCM LLC’s Common Unit Adjustment Agreement with its founding members, on an annual basis NCM LLC determines the amount of common membership units to be issued to or returned by the founding members based on theatre additions or dispositions during the past year.  During the first quarter of 2012, NCM LLC issued 651,612 common membership units to its founding members for the rights to exclusive access to net new theatre screens and attendees added by the founding members to NCM LLC’s network during 2011.  NCM LLC recorded a net intangible asset of $9.9 million in the first quarter of 2012, as a result of the common unit adjustment. In lieu of surrendering 16,727 units, AMC paid NCM LLC $0.2 million in the first quarter of 2012.  During the first quarter of 2011, NCM LLC’s founding members returned a net 322,751 common membership units to NCM LLC for 2010 attendance, which reduced the net intangible asset by $5.5 million during the first quarter of 2011.

The Company’s intangible assets with its founding members are recorded at the fair market value of NCM, Inc.’s publicly traded stock as of the date on which the common membership units were issued.  The NCM LLC common membership units are fully convertible into NCM, Inc.’s common stock. The intangible assets have a finite useful life and the Company amortizes the assets over the remaining useful life corresponding with the ESAs or the term of the contract with the network affiliate.  If common membership units are issued to a founding member for newly acquired theatres that are subject to an existing on-screen advertising agreement with an alternative provider, the amortization of the intangible asset commences after the existing agreement expires and NCM LLC can utilize the theatres for all of its services.

3. Intangible assets

The following is a summary of the Company’s intangible assets (in millions):

	As of December 31, 2009	Additions(1)	Amortization	Other(2)	As of December 30, 2010

Gross carrying amount.......................................	$ 138.6	$ 151.3	0.0	$ (3.9)	$ 286.0
Accumulated amortization.................................	(4.4)	0.0	(6.4)	0.0	(10.8)

Total intangible assets, net...............................	$ 134.2	$ 151.3	$ (6.4)	$ (3.9)	$ 275.2

	As of December 30, 2010	Additions(3)	Amortization	Other(2)	As of December 29, 2011

Gross carrying amount...............................................	$ 286.0	$ 10.4	0.0	$ (0.7)	$ 295.7
Accumulated amortization..........................................	(10.8)	0.0	(10.0)	0.0	(20.8)

Total intangible assets, net........................................	$ 275.2	$ 10.4	$ (10.0)	$ (0.7)	$ 274.9

(1)  During the first quarter of 2010, NCM LLC issued 2,212,219 common membership units to its founding members in exchange for the rights to exclusive access to net new theatre screens and attendees added by the founding members to NCM LLC’s network. As a result, NCM LLC recorded an intangible asset at the fair value of $39.8 million.

                 During the second quarter of 2010, NCM LLC issued 6,510,209 common membership units to a subsidiary of AMCE as a result of that subsidiary’s acquisition of Kerasotes Showplace Theatres, LLC (the “AMC Kerasotes Acquisition”). Such issuance provided NCM LLC with exclusive access, in accordance with the ESA, to the net new theatre screens and attendees added by AMCE to NCM LLC’s network since the date of the last annual common unit adjustment through the date of the AMC Kerasotes Acquisition. As a result, NCM LLC recorded an intangible asset at the fair value of the common membership units of $111.5 million.

(2)  See Note 5 for further information on integration payments.

(3)  During the first quarter of 2011, NCM LLC’s founding members returned a net 322,751 common membership units to NCM LLC, which is an adjustment to the previously issued common membership units issued in exchange for the rights to exclusive access, in accordance with the ESA, to net new theatre screens and attendees added by the founding members to NCM LLC’s network. As a result, NCM LLC recorded a reduction to the intangible asset at fair value of the common membership units of $5.5 million.

     During the third quarter of 2011, the Company purchased an intangible asset for $14.7 million and during the fourth quarter of 2011 purchased intangible assets for $1.2 million associated with network affiliate agreements. The assets will be amortized over the term of the respective agreements.

The Company based the fair value of the intangible assets to its founding members on the market value of NCM, Inc.’s publicly traded stock when the common membership units were issued. The NCM LLC common membership units are fully convertible into NCM, Inc.’s common stock.

Pursuant to ASC 350-10 Intangibles—Goodwill and Other, the intangible assets have a finite useful life and the Company amortizes the assets over the remaining useful life corresponding with the ESAs or the term of the contract with the network affiliate. Amortization of the asset related to Regal Consolidated Theatres began in the third quarter of 2011 when the Company began to access on-screen advertising in the Regal Consolidated Theatres due to the expiration of their prior on-screen advertising agreement.

For the years ended December 29, 2011, December 30, 2010 and December 31, 2009 the Company recorded amortization of $10.0 million, $6.4 million and $2.9 million, respectively.

The estimated aggregate amortization expense for each of the five succeeding years is as follows (in millions):

2012...	$ 11.1
2013...	11.1
2014...	11.1
2015...	11.1
2016...	11.1